J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Advantage Fund

(formerly JPMorgan Intrepid Multi Cap Fund)

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan Intrepid Mid Cap Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(Each a “Fund” and collectively the “Funds”)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan Intrepid Advantage Fund

The tables below replace the corresponding tables on page 13 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.61	1.62	1.63
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.36	1.37	1.38

Total Annual Fund Operating Expenses	2.51	3.02	2.28
Fee Waivers and Expense Reimbursements[1]	(1.36)	(1.37)	(1.38)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15%	1.65%	0.90%

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.65% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

SUP-INTP-913

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	268	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	168	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

JPMorgan Intrepid Mid Cap Fund

The tables below replace the corresponding tables on page 9 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.48	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	1.38	1.88	1.88	1.13
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.09)	(0.09)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15	1.79	1.79	0.90

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.79%, 1.79% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	682	882	1,208	2,063
CLASS C SHARES ($)	282	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	182	582	1,008	2,063
CLASS C SHARES ($)	182	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

Changes to Additional Fee and Expense Information. In connection with the change to the expense limitation agreement, the following replaces the information in the table on page 124 of the prospectus with respect to the JPMorgan Intrepid Mid Cap Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
Intrepid Mid Cap Fund**	A	1.15	1.38
	B	1.79	1.88
	C	1.79	1.88
	Select	0.90	1.13

**	Prior to September 1, 2013, the net expense ratio was 1.24%, 1.88%, 1.88% and 0.99% for the Class A, Class B, Class C and Select Class Shares, respectively.

The first bullet point on page 125 is deleted in its entirety and replaced with the following:

•	For all Funds (except Intrepid Mid Cap Fund), on 11/1/12, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	For Intrepid Mid Cap Fund, on 9/1/13, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period.

The following tables replace the tables on page 126 of the prospectus:

JPMorgan Intrepid Mid Cap Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$636	–0.51%	–1.60%	–1.60%	$182	5.00%	3.21%	3.21%
August 31, 2015	138	4.46	1.96	3.62	197	10.25	6.43	3.12
August 31, 2016	143	9.68	5.65	3.62	203	15.76	9.75	3.12
August 31, 2017	148	15.17	9.48	3.62	210	21.55	13.17	3.12
August 31, 2018	154	20.93	13.44	3.62	216	27.63	16.71	3.12
August 31, 2019	159	26.97	17.54	3.62	223	34.01	20.35	3.12
August 31, 2020	165	33.32	21.80	3.62	230	40.71	24.10	3.12
August 31, 2021	171	39.99	26.21	3.62	237	47.75	27.97	3.12
August 31, 2022	177	46.99	30.78	3.62	244	55.13	31.97	3.12
August 31, 2023	184	54.34	35.51	3.62	252	62.89	36.08	3.12

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended August 31, 2014) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$282	4.00%	2.21%	2.21%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
August 31, 2014	$182	$682	5.00%	0.00%	3.21%	–1.79%	3.21%	–1.79%
August 31, 2015	197	597	10.25	6.25	6.43	2.43	3.12	–0.76
August 31, 2016	203	503	15.76	12.76	9.75	6.75	3.12	0.30
August 31, 2017	210	510	21.55	18.55	13.17	10.17	3.12	0.39
August 31, 2018	216	416	27.63	25.63	16.71	14.71	3.12	1.35
August 31, 2019	223	323	34.01	33.01	20.35	19.35	3.12	2.26
August 31, 2020	230	230	40.71	40.71	24.10	24.10	3.12	3.12
August 31, 2021	237	237	47.75	47.75	27.97	27.97	3.12	3.12
August 31, 2022	180	180	55.13	55.13	32.61	32.61	3.62	3.62
August 31, 2023	186	186	62.89	62.89	37.41	37.41	3.62	3.62

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$92	5.00%	4.10%	4.10%
August 31, 2015	120	10.25	8.13	3.87
August 31, 2016	125	15.76	12.31	3.87
August 31, 2017	129	21.55	16.66	3.87
August 31, 2018	134	27.63	21.17	3.87
August 31, 2019	140	34.01	25.86	3.87
August 31, 2020	145	40.71	30.73	3.87
August 31, 2021	151	47.75	35.79	3.87
August 31, 2022	156	55.13	41.05	3.87
August 31, 2023	162	62.89	46.51	3.87

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE